ECONOMIC DEPENDENCE (Details) (Sales Revenues [Member], Customer 1 [Member])	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013
Sales Revenues [Member] | Customer 1 [Member]
Concentration Risk [Line Items]
Percentage	59.00%	63.00%